Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Equipment [Abstract]
Schedule of company's equipment
	Successor 2016	Predecessor 2015
Computer equipment and software	$24,179	$22,786
Furniture and other equipment	2,997	2,997
	27,176	25,783
Less: accumulated depreciation	(21,617)	(18,553)
	$5,559	$7,230